UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Address of principal executive offices)

 (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Staar International Fund

ACCENTURE PLC

Ticker Symbol:ACN	Cusip Number:G1151C101
Record Date: 12/13/2010	Meeting Date: 2/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Acceptance, in non-binding vote, of the financial statements for the fifteen month period ended August 31, 2010 as presented.	For	Issuer	For	With
03	Ratification, in a non-binding vote, of appointment of KPMG as independent auditors for the 2011 fiscal year and authorization, in a binding vote, of the board, acting through the audit committee, to determine KPMG's renumeration.	For	Issuer	For	With
04	Approval, in a non-binding vote, of the compensation of the named executive officers	For	Issuer	For	With
05	Recommendation, in a non-binding vote,of the frequency of shareholder votes on executive compensation.	Against	Issuer	For	Against
06	Authorization to hold the 2012 annual general meeting of shareholders of Accenture PLC at a location outside of Ireland.	For	Issuer	For	With
07	Authorization of Accenture to make open-market purchases of Accenture PLC Class A ordinary shares.	For	Issuer	For	With
2 A-E	Re-appointment of director: A) Giancarlo, B)Hightower, C)McGarvie, D)Moody-Stuart, E)Nanterme.	For	Issuer	For	With
8	Determination of the price range at which Accenture PLC can re-issue shares that it acquires as treasury stock.	For	Issuer	For	With

EATON VANCE GREATER INDIA FUND CL A

Ticker Symbol:ETGIX	Cusip Number:277905501
Record Date: 1/27/2011	Meeting Date: 3/9/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement between Boston Management and Research (""BMR"") and the registered investment company in which the fund invests (The ""Portfolio"").	For	Issuer	For	With
2	To approve a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (""LGM-HK""), pursuant to which LGM-HK will serve as investment sub-advisor to the portfolio.	For	Issuer	For	With

* Management Recommended Vote
Staar Larger Company Stock Fund

CORNING INCORPORATED

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/24/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-F	Election of director: A)Brown, B)Canning, Jr., C)Gund, D)Landgraf, E)Ruding, F)Tilton.	For	Issuer	For	With
2	Approval, by non-binding vote, on executive compensation.	For	Issuer	For	With
3	Approval, by non-binding, on the frequency of future executive compensation votes.	Against	Issuer	For	Against
4	Ratify the appointment of PriceWaterhouseCoopers LLP as Corning's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
5	Shareholder proposal concerning special meetings.	Against	Stockholder	Against	With

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number:22160K105
Record Date: 11/22/2010	Meeting Date: 1/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1)Decker, 2)Libenson, 3)Meisenbach, 4)Munger.	For	Issuer	For	With
2	Ratification of selection of independent auditors.	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation.	For	Issuer	For	With
4	An advisory vote on the frequency of holding as advisory vote on executive compensation.	For	Issuer	For	With

H.J. HEINZ COMPANY

Ticker Symbol:HNZ	Cusip Number:423074103
Record Date: 6/2/2010	Meeting Date: 8/31/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of independent registered public accounting firm	For	Issuer	For	With
03	Shareholder proposal requesting the right to shareholder action by written consent	For	Stockholder	Against	Against
1	Election of Director: A.) Johnson, D.) Drosdick, F.) Kendle, H.) Peltz, J.) Swann, L.) Weinstein	For	Issuer	For	With
1	Election of Director: B.) Bunch, C.) Coleman,Jr., E.) Holiday, G.)O'Hare, I.) Reilley, K.) Usher	Against	Issuer	For	Against

JACOBS ENGINEERING GROUP, INC.

Ticker Symbol:JEC	Cusip Number:469814107
Record Date: 12/1/2010	Meeting Date: 1/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-D	Election of director: A)Coyne, B)Levinson, C)Martin, D)Jumper	For	Issuer	For	With
02	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm.	For	Issuer	For	With
03	To approve the amendment to and restatement of the global employee stock purchase plan.	For	Issuer	For	With
04	To approve, by non-binding vote, the company's executive compensation.	For	Issuer	For	With
05	To recommend, by non-binding vote, the frequency of shareholder advisory votes on the company's executive compensation.	Against	Issuer	For	Against

NORTHERN TRUST CORPORATION

Ticker Symbol:NTRS	Cusip Number:665859104
Record Date: 2/28/2011	Meeting Date: 4/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 01-13	Directors: 01)Bynoe, 02)Chabraja, 03)Crown, 04)Jain, 05)Lane, 06)McCormack, 07)Mooney, 08)Rowe, 09)Slark, 10)Smith, Jr., 11)Sos, 12)Tribbett III, 13)Waddell.	For	Issuer	For	With
2	Advisory vote on executive compensation.	For	Issuer	For	With
3	Advisory vote on the frequency of n advisory vote on executive compensation.	Against	Issuer	For	Against
4	Ratification of the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

PENGROWTH ENERGY TRUST

Ticker Symbol:PGH	Cusip Number:706902509
Record Date: 11/1/2010	Meeting Date: 12/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To consider pursuant to an order (the ""interim order"") of the court of queen's bench of Alberta and, if thought advisable, to pass, with or without variation, a special resolution (The ""arrangement resolution""), the full text of which is set forth in appendix ""C"" to the accompanying information circular and proxy statement of Pengrowth Energy Trust dated November 5, 2010, to approve a plan of arrangement under section 193 of the business corporations act (Alberta)(the ""arrangement""), all as more particularly described in the information circular.	For	Issuer	For	With

* Management Recommended Vote
Staar Smaller Company Stock Fund

CHEMICAL FINANCIAL CORPORATION

Ticker Symbol:CHFC	Cusip Number:163731102
Record Date: 2/18/2011	Meeting Date: 4/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 01-15	Directors: Anderson, Bernson, Bowman, Currie, Fitterling, Huff, Laethem, Meyer, Moore, Oliver, Ramaker, Shearer, Stauffer, Stavropoulos, Wheatlake.	For	Issuer	For	With
2	Amendment to the restated articles of incorporation to increase the number of authorized shares of common stock from 30,000,000 to 45,000,000 shares.	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2011.	For	Issuer	For	With
4	Advisory vote on executive compensation.	For	Issuer	For	With
5	Advisory vote on the frequency of the advisory vote on executive compensation.	Against	Issuer	For	Against

POWELL INDUSTRIES, INC.

Ticker Symbol:POWL	Cusip Number:739128106
Record Date: 1/3/2011	Meeting Date: 2/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 1-3	Director: 1)Butler, 2)Cragg, 3)Hancock	For	Issuer	For	With
02	To hold a stockholder advisory vote on the compensation of executives, as disclosed pursuant to the compensation disclosure rules of the securities and exchange commission, including the compensation discussion and analysis, the compensation tables and any related material disclosed in this proxy statement (""say-on-pay"").	For	Issuer	For	With
03	To hold a vote on whether the company will conduct future say-on-pay votes every year, every two years or every three years.	Against	Issuer	For	Against

QUALITY SYSTEMS, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 6/15/2010	Meeting Date: 8/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-9)	Director (1-9)	For	Issuer	For	With
02	Raitification of the appointment PriceWaterhouseCoopers LLP as QSI's independent public accountants for the fiscal year ending March 31, 2011.	For	Issuer	For	With

THE SHAW GROUP INC.

Ticker Symbol:SHAW	Cusip Number:820280105
Record Date: 12/14/2010	Meeting Date: 1/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommended: 01)Bernhard, Jr., 02)Barker, 03)Capps, 04)Hoffler, 05)Hoyle, 06)Mancuso, 07)McAlister, 08)Tritch.	For	Issuer	For	With
2	Proposal to ratify the audit committee's appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2011.	For	Issuer	For	With
3	Proposal to autorize additional shares for distribution under The Shaw Group Inc. 2008 incentive plan.	For	Issuer	For	With

WEBMD HEALTH CORP

Ticker Symbol:WBMD	Cusip Number:94770V102
Record Date: 9/15/2010	Meeting Date: 10/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors: 1)Cameron, 2)Gattinella, 3)Moossa, MD, 4)Trotman, Jr.	For	Issuer	For	With
2	To approve an amendment to WEBMD's 2005 longterm incentive plan to increase the number of shares of WEBMD common stock isuuable under that plan by 2,600,000 shares.	For	Issuer	For	With
3	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm to serve as WEBMD's independent auditor for the fiscal year ending December 31, 2010.	For	Issuer	For	With

* Management Recommended Vote
Staar Alternative Categories Fund

ACCENTURE PLC

Ticker Symbol:ACN	Cusip Number:G1151C101
Record Date: 12/13/2010	Meeting Date: 2/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Acceptance, in non-binding vote, of the financial statements for the fifteen month period ended August 31, 2010 as presented.	For	Issuer	For	With
03	Ratification, in a non-binding vote, of appointment of KPMG as independent auditors for the 2011 fiscal year and authorization, in a binding vote, of the board, acting through the audit committee, to determine KPMG's renumeration.	For	Issuer	For	With
04	Approval, in a non-binding vote, of the compensation of the named executive officers.	For	Issuer	For	With
05	Recommendation, in a non-binding vote,of the frequency of shareholder votes on executive compensation.	Against	Issuer	For	Against
06	Authorization to hold the 2012 annual general meeting of shareholders of Accenture PLC at a location outside of Ireland.	For	Issuer	For	With
07	Authorization of Accenture to make open-market purchases of Accenture PLC Class A ordinary shares.	For	Issuer	For	With
08	Determination of the price range at which Accenture PLC can re-issue shares that it acquires as treasury stock.	For	Issuer	For	With
2 A-E	Re-appointment of director: A) Giancarlo, B)Hightower, C)McGarvie, D)Moody-Stuart, E)Nanterme.	For	Issuer	For	With

AMAZON.COM, INC.

Ticker Symbol:AMZN	Cusip Number:023135BNY
Record Date: 4/11/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratify the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending December 31, 2011.	For	Issuer	For	With
03	Advisory vote on the frequency of future advisory votes on executive compensation.	Against	Issuer	For	Against
04	Shareholder proposal regarding shareholder ownership threshold for calling a special meeting of shareholders.	Against	Stockholder	Against	With
05	Shareholder proposal regarding an assessment and report concerning climate change.	Against	Stockholder	Against	With
1 A-H	1 (A-G) Election of director: Bezos, Alberg, Brown, Gordon, Monie, Rubinstein, Ryder, Stonesifer	For	Issuer	For	With

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number:22160K105
Record Date: 11/22/2010	Meeting Date: 1/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1)Decker, 2)Libenson, 3)Meisenbach, 4)Munger.	For	Issuer	For	With
2	Ratification of selection of independent auditors.	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation.	For	Issuer	For	With
4	An advisory vote on the frequency of holding as advisory vote on executive compensation.	For	Issuer	For	With

EATON VANCE GREATER INDIA FUND CL A

Ticker Symbol:ETGIX	Cusip Number:277905501
Record Date: 1/27/2011	Meeting Date: 3/9/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement between Boston Management and Research (""BMR"") and the registered investment company in which the fund invests (The ""Portfolio"").	For	Issuer	For	With
2	To approve a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (""LGM-HK""), pursuant to which LGM-HK will serve as investment sub-advisor to the portfolio.	For	Issuer	For	With

FIRST TR ISE CHINDIA INDEX FUND

Ticker Symbol:FNI	Cusip Number:33733A102
Record Date: 9/30/2010	Meeting Date: 12/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to approve a new managemnet agreement between the trust, on behalf of the fund, and First Trust Advisors L.P.	For	Issuer	For	With

FIRST TR ISE REVERE NAT GAS INDEX

Ticker Symbol:FCG	Cusip Number:33734J102
Record Date: 9/30/2010	Meeting Date: 12/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to approve a new managemnet agreement between the trust, on behalf of the fund, and First Trust Advisors L.P.	For	Issuer	For	With

MCAFEE, INC.

Ticker Symbol:MFE	Cusip Number:579064BNY
Record Date: 9/20/2010	Meeting Date: 11/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to adopt the agreement and plan of merger, dated as of August 18, 2010, among Intel Corp, a Delaware Corporation, or Intel, Jefferson Acquisition Corporation, a Delaware Corporation and wholly owned subsidiary of Intel, and McAfee, Inc., a Delaware Corporation, or McAfee, all as more fully described in the proxy statement.	For	Issuer	For	With
2	A proposal to adjourn or postpone the special meeting to a later date or time, if necessary or appropriate, to solicit additional proxies in the event there are insufficient votes at the time of that special meeting to adopt the merger agreement or pursuant to to the terms of the merger agreement.	For	Issuer	For	With

MODUSLINK GLOBAL SOLUTIONS, INC.

Ticker Symbol:MLNK	Cusip Number:60786LBNY
Record Date: 10/15/2010	Meeting Date: 12/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1)Breen, 2)Lucente, 3)ODonnell	For	Issuer	For	With
2	To adopt the Company's 2010 Incentive Award Plan.	For	Issuer	For	With
3	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

PRICELINE.COM INCORPORATED

Ticker Symbol:PCLN	Cusip Number:741503BNY
Record Date: 4/14/2011	Meeting Date: 6/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Director: Boyd, Bahna, Barker, Jr., Docter, Epstein, Guyette, Peretsman, Rydin	For	Issuer	For	With
02	To ratify the selection of Deloitte and Touche,LLP as independent registered public accounting firm of the company for our fiscal year ending December 31 2011.	For	Issuer	For	With
03	To cast a non-binding advisory vote on the compensation paid by the company to our named executive officers.	For	Issuer	For	With
04	To cast a non-binding advisory vote on the frequency of casting future non-binding advisory votes on the compensation paid by the company to our named executive officers.	Against	Issuer	For	With/Against
05	To consider and vote upon a stockholder proposal on stockholder action written consent.	Against	Stockholder	Against	With

QUALITY SYSTEMS, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 6/15/2010	Meeting Date: 8/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-9)	Director (1-9)	For	Issuer	For	With
02	Raitification of the appointment PriceWaterhouseCoopers LLP as QSI's independent public accountants for the fiscal year ending March 31, 2011.	For	Issuer	For	With

TD AMERITRADE HOLDING CORPORATION

Ticker Symbol:AMTD	Cusip Number:87236YBNY
Record Date: 12/20/2010	Meeting Date: 2/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 1-4	Director: 1)Ricketts, 2)Cook III, 3)Moglia, 4)Prezzano	For	Issuer	For	With
02	An advisory vote on executive compensation.	For	Issuer	For	With
03	An advisory vote on the frequency of holding an advisory vote on executive compensation.	For	Issuer	For	With
04	Long-term incentive plan. Reapproval of the performance-based compensation measures to be used under the company's long-term incentive plan, as required by section 162(M) of the internal revenue code.	Abstained	Issuer	For	Against
05	Management incentive plan. Reapproval of the performance-based compensation measures to be used under the company's management incentive plan, as required by section 162(M) of the internal revenue code.	Abstained	Issuer	For	Against
06	Independent registered public accounting firm. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending September 30, 2011.	For	Issuer	For	With

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332BNY
Record Date: 4/26/2011	Meeting Date: 6/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Advisory vote on executive compensation.	For	Issuer	For	With
03	Advisory vote on the frequency of future advisory votes on executive compensation.	For	Issuer	For	With
04	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
05	Shareholder proposal regarding human rights principles, if properly presented at the annual meeting.	Against	Stockholder	Against	With
1 A-J	Election of Director: A)Bartz, B)Bostock, C)Hart, D)James, E)Joshi, F)Kenny, G)Kern, H)Smith, I)Wilson, J)Yang	For	Issuer	For	With

* Management Recommended Vote
Staar Short-Term Bond Fund

* Management Recommended Vote
Staar General Bond Fund

PIMCO CORPORATE OPPORTUNITY FD

Ticker Symbol:PTY	Cusip Number:72201B101
Record Date: 2/18/2011	Meeting Date: 4/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: 1) Gallagher.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By /s/J. Andre Weisbrod

* /s/J. Andre Weisbrod

Chairman of the Board of Trustees

By /s/Richard Levkoy

* /s/Richard Levkoy

Trustee, Chairman of the Audit Committee

Date: July 28, 2011

*Print the name and title of each signing officer under his or her signature.